ReliaStar Life Insurance Company

and its

Separate Account N

VOYA ADVANTAGE CENTURYSM

Supplement Dated May 1, 2025 to the

Contract Prospectus and Updating Summary Prospectus,

each dated May 1, 2025, as amended

This supplement to the variable annuity account contract prospectus (“contract prospectus”) and updating summary prospectus (“summary prospectus”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectus that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectus.

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NOTICE OF IMPORTANT INFORMATION

ABOUT UPCOMING FUND NAME CHANGES AND NEW FUND

On November 14, 2024, the Board of Directors of Voya Partners, Inc. (“VPI”) approved the creation and designation of a new fund of the VPI series, to be named Voya Solution 2070 Portfolio (Class I) (the “fund”). The fund will be available for investment on or about August 11, 2025.

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Effective March 31, 2025, the Pioneer High Yield VCT Portfolio (Class I) changed its name to the Victory Pioneer High Yield VCT Portfolio (Class I).

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Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund will change its name to the Columbia Variable Portfolio – Acorn.

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-800-884-5050

Please retain this supplement for future reference.

X.100207-25	May 2025